December 31, 2009	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments, Financial Statements and Financial Highlights:
Pacific Select Fund (Excluding Pacific Dynamix Portfolios):
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statements of Cash Flows	C-19
Financial Highlights	C-20
Pacific Select Fund (Pacific Dynamix Portfolios Only):
Schedules of Investments and Notes	D-1
Financial Statements:
Statements of Assets and Liabilities	E-1
Statements of Operations	E-3
Statements of Changes in Net Assets	E-5
Financial Highlights	E-6
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Disclosure of Fund Expenses	H-1
Trustees and Officers Information	H-3
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-7
Where to Go for More Information	H-11

     The 2009 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

     The 2009 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2009
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	3,548	$34,639	$33,861
Floating Rate Loan	Floating Rate Loan	2,200	18,380	16,112
High Yield Bond	High Yield Bond	7,804	45,335	47,305
Inflation Managed	Inflation Managed	8,203	84,285	90,762
Managed Bond	Managed Bond	12,576	131,869	139,412
Money Market	Money Market	2,857	28,709	28,834
Short Duration Bond	Short Duration Bond	2,766	26,088	25,660
American Funds® Growth	American Funds Growth	2,952	23,867	21,009
American Funds Growth-Income	American Funds Growth-Income	3,263	31,094	27,440
Comstock	Comstock	4,239	30,361	32,010
Diversified Research	Diversified Research	1,503	12,490	13,323
Equity	Equity	1,145	16,720	17,226
Equity Index	Equity Index	4,243	75,275	103,466
Focused 30	Focused 30	901	6,042	10,201
Growth LT	Growth LT	5,056	73,175	91,221
Large-Cap Growth	Large-Cap Growth	3,762	18,009	19,454
Large-Cap Value	Large-Cap Value	5,304	51,639	55,701
Long/Short Large-Cap	Long/Short Large-Cap	2,419	20,727	20,080
Main Street® Core	Main Street Core	3,842	62,868	64,669
Mid-Cap Equity	Mid-Cap Equity	3,378	34,635	40,627
Mid-Cap Growth	Mid-Cap Growth	2,852	13,571	21,485
Mid-Cap Value (1)	Mid-Cap Value	1,378	13,887	16,434
Small-Cap Equity	Small-Cap Equity	874	9,557	10,441
Small-Cap Growth	Small-Cap Growth	1,743	12,493	16,406
Small-Cap Index	Small-Cap Index	1,594	12,880	14,722
Small-Cap Value	Small-Cap Value	1,158	11,178	12,910
Emerging Markets	Emerging Markets	3,069	19,831	41,745
International Large-Cap	International Large-Cap	7,567	45,030	45,965
International Small-Cap	International Small-Cap	1,686	14,701	11,707
International Value	International Value	6,449	68,921	70,593
Health Sciences	Health Sciences	390	2,821	3,658
Real Estate	Real Estate	1,275	12,116	14,413
Technology	Technology	799	2,661	3,634
American Funds Asset Allocation (1)	American Funds Asset Allocation	72	796	914
Multi-Strategy	Multi-Strategy	2,419	30,880	25,777
Pacific Dynamix — Conservative Growth (1)	Pacific Dynamix — Conservative Growth	33	367	370
Pacific Dynamix — Moderate Growth (1)	Pacific Dynamix — Moderate Growth	47	545	550
Pacific Dynamix — Growth (1)	Pacific Dynamix — Growth	28	297	338

	AIM Variable Insurance Funds
AIM V.I. PowerShares ETF Allocation Series II (1)	AIM V.I. PowerShares ETF Allocation Series II	6	75	82

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	245	2,348	2,596

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,305	15,729	17,512

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	237	1,374	1,691

	GE Investments Funds, Inc.
GE Investments Total Return Class 3 (1)	GE Investments Total Return Class 3	17	258	260

	Van Kampen Life Investment Trust
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	Van Kampen LIT Global Tactical Asset Allocation Class II	18	205	216

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

American Funds is a registered trademark of American Funds Distributors, Inc., and Main Street is a registered trademark of OppenheimerFunds, Inc.
See Notes to Financial Statements
I-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$33,861	$16,112	$47,305	$90,762	$139,412	$28,834	$25,660
Receivables:
Due from Pacific Life Insurance Company	2	—	—	7	169	—	6
Fund shares redeemed	—	—	35	—	—	195	—

Total Assets	33,863	16,112	47,340	90,769	139,581	29,029	25,666

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	35	—	—	194	—
Fund shares purchased	2	—	—	5	166	—	3
Other	1	2	—	—	—	—	—

Total Liabilities	3	2	35	5	166	194	3

NET ASSETS	$33,860	$16,110	$47,305	$90,764	$139,415	$28,835	$25,663

Units Outstanding	3,158	1,931	1,499	2,894	4,069	1,799	2,393

Accumulation Unit Value	$10.72	$8.34	$31.56	$31.36	$34.26	$16.03	$10.73

Cost of Investments	$34,639	$18,380	$45,335	$84,285	$131,869	$28,709	$26,088

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$21,009	$27,440	$32,010	$13,323	$17,226	$103,466	$10,201
Receivables:
Due from Pacific Life Insurance Company	7	—	—	—	—	—	—
Fund shares redeemed	—	10	12	64	20	34	101

Total Assets	21,016	27,450	32,022	13,387	17,246	103,500	10,302

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	9	12	62	19	34	100
Fund shares purchased	5	—	—	—	—	—	—
Other	—	—	—	—	—	1	—

Total Liabilities	5	9	12	62	19	35	100

NET ASSETS	$21,011	$27,441	$32,010	$13,325	$17,227	$103,465	$10,202

Units Outstanding	1,953	2,723	3,552	1,309	1,115	3,139	929

Accumulation Unit Value	$10.76	$10.08	$9.01	$10.18	$15.45	$32.96	$10.98

Cost of Investments	$23,867	$31,094	$30,361	$12,490	$16,720	$75,275	$6,042

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$91,221	$19,454	$55,701	$20,080	$64,669	$40,627	$21,485
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	—	5
Fund shares redeemed	36	16	75	11	32	71	—

Total Assets	91,257	19,470	55,776	20,091	64,701	40,698	21,490

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	34	15	75	11	29	67	—
Fund shares purchased	—	—	—	—	—	—	5
Other	—	—	—	2	—	—	—

Total Liabilities	34	15	75	13	29	67	5

NET ASSETS	$91,223	$19,455	$55,701	$20,078	$64,672	$40,631	$21,485

Units Outstanding	2,733	3,284	4,476	2,435	2,282	2,171	2,715

Accumulation Unit Value	$33.38	$5.92	$12.44	$8.25	$28.34	$18.71	$7.91

Cost of Investments	$73,175	$18,009	$51,639	$20,727	$62,868	$34,635	$13,571

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$16,434	$10,441	$16,406	$14,722	$12,910	$41,745	$45,965
Receivables:
Fund shares redeemed	17	13	6	138	4	158	22

Total Assets	16,451	10,454	16,412	14,860	12,914	41,903	45,987

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	17	13	6	137	3	156	17
Other	1	1	—	—	—	—	—

Total Liabilities	18	14	6	137	3	156	17

NET ASSETS	$16,433	$10,440	$16,406	$14,723	$12,911	$41,747	$45,970

Units Outstanding	1,252	792	1,609	1,058	694	1,586	4,716

Accumulation Unit Value	$13.13	$13.18	$10.20	$13.92	$18.61	$26.32	$9.75

Cost of Investments	$13,887	$9,557	$12,493	$12,880	$11,178	$19,831	$45,030

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$11,707	$70,593	$3,658	$14,413	$3,634	$914	$25,777
Receivables:
Due from Pacific Life Insurance Company	—	12	—	—	—	—	—
Fund shares redeemed	2	—	101	3	—	—	59

Total Assets	11,709	70,605	3,759	14,416	3,634	914	25,836

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2	—	101	2	—	—	58
Fund shares purchased	—	10	—	—	—	—	—

Total Liabilities	2	10	101	2	—	—	58

NET ASSETS	$11,707	$70,595	$3,658	$14,414	$3,634	$914	$25,778

Units Outstanding	1,682	4,493	317	568	719	71	1,063

Accumulation Unit Value	$6.96	$15.71	$11.54	$25.36	$5.06	$12.83	$24.24

Cost of Investments	$14,701	$68,921	$2,821	$12,116	$2,661	$796	$30,880

							Franklin
	Pacific	Pacific		AIM V.I.	AllianceBernstein		Templeton VIP
	Dynamix -	Dynamix -	Pacific	PowerShares	VPS Balanced	BlackRock	Founding Funds
	Conservative	Moderate	Dynamix -	ETF Allocation	Wealth Strategy	Global Allocation	Allocation
	Growth	Growth	Growth	Series II	Class B	V.I. Class III	Class 4

ASSETS
Investments in affiliated mutual funds, at value	$370	$550	$338	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	—	82	2,596	17,512	1,691
Receivables:
Fund shares redeemed	—	—	—	—	—	4	—

Total Assets	370	550	338	82	2,596	17,516	1,691

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	4	—
Other	—	—	—	—	—	1	—

Total Liabilities	—	—	—	—	—	5	—

NET ASSETS	$370	$550	$338	$82	$2,596	$17,511	$1,691

Units Outstanding	33	46	27	6	298	1,854	199

Accumulation Unit Value	$11.33	$11.86	$12.33	$13.36	$8.70	$9.45	$8.49

Cost of Investments	$367	$545	$297	$75	$2,348	$15,729	$1,374

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009
(in thousands, except accumulation unit values)

	Variable Accounts
		Van Kampen
	GE	LIT Global
	Investments	Tactical
	Total Return	Asset Allocation
	Class 3	Class II

ASSETS
Investments in mutual funds, at value	$260	$216

Total Assets	260	216

NET ASSETS (1)	$260	$216

Units Outstanding	21	17

Accumulation Unit Value	$12.52	$12.63

Cost of Investments	$258	$205

(1)	No outstanding liabilities over $500 for both variable accounts above as of December 31, 2009.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,126	$686	$3,224	$3,499	$8,722	$100	$760
EXPENSES
Mortality and expense risk fees	396	183	501	1,100	1,644	547	324

Net Investment Income (Loss)	730	503	2,723	2,399	7,078	(447)	436

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(751)	(1,517)	(2,334)	95	141	30	(817)
Capital gain distributions from affiliated mutual fund investments	—	—	—	3,558	8,811	—	—

Realized Gain (Loss)	(751)	(1,517)	(2,334)	3,653	8,952	30	(817)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	3,807	3,962	12,464	9,345	7,083	(31)	2,191

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,786	$2,948	$12,853	$15,397	$23,113	($448)	$1,810

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$22	$289	$387	$202	$143	$1,563	$—
EXPENSES
Mortality and expense risk fees	263	305	342	182	191	1,097	120

Net Investment Income (Loss)	(241)	(16)	45	20	(48)	466	(120)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(6,645)	(2,619)	(1,822)	(3,692)	(1,121)	1,131	(1,358)
Capital gain distributions from affiliated mutual fund investments	4,516	2,582	—	—	—	—	—

Realized Gain (Loss)	(2,129)	(37)	(1,822)	(3,692)	(1,121)	1,131	(1,358)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	8,695	6,274	8,775	7,085	5,581	19,900	5,168

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,325	$6,221	$6,998	$3,413	$4,412	$21,497	$3,690

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$850	$10	$1,000	$133	$873	$405	$61
EXPENSES
Mortality and expense risk fees	1,004	184	602	198	759	517	216

Net Investment Income (Loss)	(154)	(174)	398	(65)	114	(112)	(155)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(1,556)	(2,100)	(2,046)	(945)	(4,595)	(7,265)	(1,560)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	27

Realized Loss	(1,556)	(2,100)	(2,046)	(945)	(4,595)	(7,265)	(1,533)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	26,485	7,667	12,165	5,360	19,018	19,333	9,472

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,775	$5,393	$10,517	$4,350	$14,537	$11,956	$7,784

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value(1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$94	$67	$—	$153	$276	$302	$628
EXPENSES
Mortality and expense risk fees	117	122	180	168	143	429	514

Net Investment Income (Loss)	(23)	(55)	(180)	(15)	133	(127)	114

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	60	(1,277)	(1,074)	(588)	(1,072)	(548)	(4,973)
Capital gain distributions from affiliated mutual fund investments	1,201	—	—	935	—	5,511	—

Realized Gain (Loss)	1,261	(1,277)	(1,074)	347	(1,072)	4,963	(4,973)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	2,547	3,666	6,666	2,700	3,298	15,298	15,889

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,785	$2,334	$5,412	$3,032	$2,359	$20,134	$11,030

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation(1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$143	$1,408	$4	$239	$—	$15	$1,380
EXPENSES
Mortality and expense risk fees	129	842	42	145	31	7	308

Net Investment Income (Loss)	14	566	(38)	94	(31)	8	1,072

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(1,507)	(9,517)	(50)	(1,486)	(26)	(163)	(2,185)
Capital gain distributions from affiliated mutual fund investments	—	—	—	107	—	—	—

Realized Loss	(1,507)	(9,517)	(50)	(1,379)	(26)	(163)	(2,185)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	4,266	23,907	779	4,642	1,065	118	5,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,773	$14,956	$691	$3,357	$1,008	($37)	$4,722

	Pacific	Pacific
	Dynamix -	Dynamix -	Pacific
	Conservative	Moderate	Dynamix -
	Growth (1)	Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$4	$5	$2
EXPENSES
Mortality and expense risk fees	1	1	2

Net Investment Income	3	4	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	—	—	—
Capital gain distributions from affiliated mutual fund investments	4	4	7

Realized Gain	4	4	7

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	3	5	41

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10	$13	$48

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIODS ENDED DECEMBER 31, 2009
(in thousands)

	Variable Accounts
				Franklin		Van Kampen
	AIM V.I.	AllianceBernstein		Templeton VIP	GE	LIT Global
	PowerShares	VPS Balanced	BlackRock	Founding Funds	Investments	Tactical
	ETF Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Asset Allocation
	Series II (1)	Class B	V.I. Class III	Class 4	Class 3 (1)	Class II (1)

INVESTMENT INCOME
Dividends from mutual fund investments	$1	$18	$283	$39	$3	$4
EXPENSES
Mortality and expense risk fees (2)	—	24	150	16	1	1

Net Investment Income (Loss)	1	(6)	133	23	2	3

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1)	(82)	(482)	(162)	20	(1)
Capital gain distributions from mutual fund investments	—	—	—	—	—	8

REALIZED GAIN (LOSS) ON INVESTMENTS	(1)	(82)	(482)	(162)	20	7

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	8	528	2,778	515	2	10

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8	$440	$2,429	$376	$24	$20

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	The mortality and expense risk fees for AIM V.I. PowerShares ETF Allocation Series II Variable Account in full dollars was $445 for the period and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$730	$937	$503	$891	$2,723	$2,762
Realized loss	(751)	(1,292)	(1,517)	(665)	(2,334)	(1,536)
Change in unrealized appreciation (depreciation) on investments	3,807	(3,297)	3,962	(5,243)	12,464	(10,901)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,786	(3,652)	2,948	(5,017)	12,853	(9,675)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	331	516	143	217	505	388
Transfers between variable and fixed accounts, net	1,899	(2,459)	2,845	1,472	6,845	(1,145)
Contract maintenance charges	(505)	(472)	(267)	(239)	(675)	(1,005)
Contract benefits and terminations	(2,848)	(3,978)	(1,265)	(1,648)	(3,731)	(5,323)
Other	10	1	8	—	7	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,113)	(6,392)	1,464	(198)	2,951	(7,083)

NET INCREASE (DECREASE) IN NET ASSETS	2,673	(10,044)	4,412	(5,215)	15,804	(16,758)

NET ASSETS
Beginning of Year	31,187	41,231	11,698	16,913	31,501	48,259

End of Year	$33,860	$31,187	$16,110	$11,698	$47,305	$31,501

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,399	$1,697	$7,078	$4,531	($447)	$462
Realized gain	3,653	839	8,952	2,689	30	41
Change in unrealized appreciation (depreciation) on investments	9,345	(14,391)	7,083	(11,758)	(31)	43

Net Increase (Decrease) in Net Assets Resulting from Operations	15,397	(11,855)	23,113	(4,538)	(448)	546

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	835	1,452	1,317	1,604	488	467
Transfers between variable and fixed accounts, net	(3,645)	(11,145)	(2,156)	(14,166)	(14,056)	36,838
Contract maintenance charges	(2,672)	(2,193)	(2,982)	(3,084)	(2,784)	(1,627)
Contract benefits and terminations	(7,453)	(14,057)	(11,232)	(17,872)	(13,722)	(19,875)
Other	24	3	25	2	4	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(12,911)	(25,940)	(15,028)	(33,516)	(30,070)	15,805

NET INCREASE (DECREASE) IN NET ASSETS	2,486	(37,795)	8,085	(38,054)	(30,518)	16,351

NET ASSETS
Beginning of Year	88,278	126,073	131,330	169,384	59,353	43,002

End of Year	$90,764	$88,278	$139,415	$131,330	$28,835	$59,353

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$436	$797	($241)	($247)	($16)	($26)
Realized gain (loss)	(817)	(791)	(2,129)	3,257	(37)	655
Change in unrealized appreciation (depreciation) on investments	2,191	(2,222)	8,695	(23,196)	6,274	(17,758)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,810	(2,216)	6,325	(20,186)	6,221	(17,129)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	267	430	211	455	190	457
Transfers between variable and fixed accounts, net	(1,334)	(1,196)	(8,565)	9,584	(1,140)	(6,586)
Contract maintenance charges	(453)	(546)	(272)	(349)	(361)	(457)
Contract benefits and terminations	(2,723)	(3,872)	(1,947)	(4,927)	(1,983)	(4,700)
Other	7	1	37	—	30	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,236)	(5,183)	(10,536)	4,763	(3,264)	(11,283)

NET INCREASE (DECREASE) IN NET ASSETS	(2,426)	(7,399)	(4,211)	(15,423)	2,957	(28,412)

NET ASSETS
Beginning of Year	28,089	35,488	25,222	40,645	24,484	52,896

End of Year	$25,663	$28,089	$21,011	$25,222	$27,441	$24,484

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$45	$223	$20	($98)	($48)	($185)
Realized gain (loss)	(1,822)	(1,266)	(3,692)	6,281	(1,121)	3,149
Change in unrealized appreciation (depreciation) on investments	8,775	(16,080)	7,085	(19,790)	5,581	(14,760)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,998	(17,123)	3,413	(13,607)	4,412	(11,796)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	273	617	118	402	88	125
Transfers between variable and fixed accounts, net	1,873	(10,043)	(7,385)	(9,587)	(710)	(1,154)
Contract maintenance charges	(369)	(512)	(181)	(582)	(269)	(472)
Contract benefits and terminations	(2,558)	(4,920)	(1,200)	(3,997)	(1,273)	(3,062)
Other	6	3	4	1	2	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(775)	(14,855)	(8,644)	(13,763)	(2,162)	(4,564)

NET INCREASE (DECREASE) IN NET ASSETS	6,223	(31,978)	(5,231)	(27,370)	2,250	(16,360)

NET ASSETS
Beginning of Year	25,787	57,765	18,556	45,926	14,977	31,337

End of Year	$32,010	$25,787	$13,325	$18,556	$17,227	$14,977

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$466	$647	($120)	($230)	($154)	($920)
Realized gain (loss)	1,131	4,379	(1,358)	(380)	(1,556)	18,239
Change in unrealized appreciation (depreciation) on investments	19,900	(56,571)	5,168	(12,264)	26,485	(77,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,497	(51,545)	3,690	(12,874)	24,775	(60,189)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	774	846	107	149	1,011	928
Transfers between variable and fixed accounts, net	14,611	5,204	(3,415)	(624)	(3,815)	(3,706)
Contract maintenance charges	(2,138)	(1,769)	(50)	(190)	(1,751)	(1,838)
Contract benefits and terminations	(8,329)	(12,698)	(1,211)	(2,794)	(6,302)	(13,780)

Other	16	(2)	2	(3)	9	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,934	(8,419)	(4,567)	(3,462)	(10,848)	(18,397)

NET INCREASE (DECREASE) IN NET ASSETS	26,431	(59,964)	(877)	(16,336)	13,927	(78,586)

NET ASSETS
Beginning of Year	77,034	136,998	11,079	27,415	77,296	155,882

End of Year	$103,465	$77,034	$10,202	$11,079	$91,223	$77,296

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($174)	($186)	$398	$232	($65)	($36)
Realized gain (loss)	(2,100)	2,968	(2,046)	2,233	(945)	(378)
Change in unrealized appreciation (depreciation) on investments	7,667	(12,984)	12,165	(28,301)	5,360	(6,007)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,393	(10,202)	10,517	(25,836)	4,350	(6,421)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	190	224	592	794	170	125
Transfers between variable and fixed accounts, net	6,734	(3,496)	6,846	(2,511)	6,089	18,632
Contract maintenance charges	(224)	(179)	(787)	(1,072)	(214)	(103)
Contract benefits and terminations	(1,490)	(1,799)	(4,470)	(7,171)	(1,420)	(1,131)
Other	3	(1)	7	2	2	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,213	(5,251)	2,188	(9,958)	4,627	17,522

NET INCREASE (DECREASE) IN NET ASSETS	10,606	(15,453)	12,705	(35,794)	8,977	11,101

NET ASSETS
Beginning of Year or Period	8,849	24,302	42,996	78,790	11,101	—

End of Year or Period	$19,455	$8,849	$55,701	$42,996	$20,078	$11,101

(1)	Operations commenced on May 1, 2008.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Main Street Core		Mid-Cap Equity (1)		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$114	$11	($112)	$162	($155)	($274)
Realized gain (loss)	(4,595)	14,736	(7,265)	11,946	(1,533)	2,841
Change in unrealized appreciation (depreciation) on investments	19,018	(61,708)	19,333	(49,555)	9,472	(15,849)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,537	(46,961)	11,956	(37,447)	7,784	(13,282)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	421	1,011	424	1,131	194	322
Transfers between variable and fixed accounts, net	(8,885)	(10,694)	(21,212)	(7,489)	3,060	(8,734)
Contract maintenance charges	(1,528)	(2,094)	(761)	(1,072)	(263)	(289)
Contract benefits and terminations	(5,469)	(11,977)	(3,640)	(9,584)	(1,643)	(3,191)
Other	32	(3)	13	2	2	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,429)	(23,757)	(25,176)	(17,012)	1,350	(11,891)

NET INCREASE (DECREASE) IN NET ASSETS	(892)	(70,718)	(13,220)	(54,459)	9,134	(25,173)

NET ASSETS
Beginning of Year	65,564	136,282	53,851	108,310	12,351	37,524

End of Year	$64,672	$65,564	$40,631	$53,851	$21,485	$12,351

	Mid-Cap Value (2)		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($23)		($55)	($76)	($180)	($270)
Realized gain (loss)	1,261		(1,277)	(507)	(1,074)	1,346
Change in unrealized appreciation (depreciation) on investments	2,547		3,666	(3,527)	6,666	(14,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,785		2,334	(4,110)	5,412	(13,420)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	83		142	155	193	221
Transfers between variable and fixed accounts, net	13,560		(763)	7,059	(1,409)	1,238
Contract maintenance charges	(128)		(100)	(128)	(337)	(277)
Contract benefits and terminations	(867)		(957)	(1,404)	(1,445)	(2,668)
Other	—		1	—	2	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,648		(1,677)	5,682	(2,996)	(1,486)

NET INCREASE (DECREASE) IN NET ASSETS	16,433		657	1,572	2,416	(14,906)

NET ASSETS
Beginning of Year or Period	—		9,783	8,211	13,990	28,896

End of Year or Period	$16,433		$10,440	$9,783	$16,406	$13,990

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($15)	$87	$133	$190	($127)	$84
Realized gain (loss)	347	3,304	(1,072)	1,034	4,963	10,812
Change in unrealized appreciation (depreciation) on investments	2,700	(13,699)	3,298	(7,131)	15,298	(38,972)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,032	(10,308)	2,359	(5,907)	20,134	(28,076)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	136	441	113	177	271	461
Transfers between variable and fixed accounts, net	(1,636)	(15,906)	(689)	1,979	(3,001)	(8,601)
Contract maintenance charges	(336)	(514)	(130)	(208)	(383)	(529)
Contract benefits and terminations	(1,021)	(2,690)	(1,168)	(2,218)	(3,293)	(6,582)
Other	4	1	2	—	1	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(2,853)	(18,668)	(1,872)	(270)	(6,405)	(15,250)

NET INCREASE (DECREASE) IN NET ASSETS	179	(28,976)	487	(6,177)	13,729	(43,326)

NET ASSETS
Beginning of Year	14,544	43,520	12,424	18,601	28,018	71,344

End of Year	$14,723	$14,544	$12,911	$12,424	$41,747	$28,018

	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$114	$492	$14	$109	$566	$1,705
Realized gain (loss)	(4,973)	13,677	(1,507)	(423)	(9,517)	3,259
Change in unrealized appreciation (depreciation) on investments	15,889	(41,705)	4,266	(8,292)	23,907	(77,262)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,030	(27,536)	2,773	(8,606)	14,956	(72,298)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	425	820	109	242	599	1,228
Transfers between variable and fixed accounts, net	(5,509)	(5,254)	397	(766)	(12,218)	(5,065)
Contract maintenance charges	(620)	(702)	(125)	(173)	(1,165)	(1,740)
Contract benefits and terminations	(3,762)	(7,929)	(965)	(1,792)	(5,465)	(14,914)
Other	5	3	2	1	38	6

Net Decrease in Net Assets Derived from Contract Owner Transactions	(9,461)	(13,062)	(582)	(2,488)	(18,211)	(20,485)

NET INCREASE (DECREASE) IN NET ASSETS	1,569	(40,598)	2,191	(11,094)	(3,255)	(92,783)

NET ASSETS
Beginning of Year	44,401	84,999	9,516	20,610	73,850	166,633

End of Year	$45,970	$44,401	$11,707	$9,516	$70,595	$73,850

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Health Sciences		Real Estate		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($38)	($15)	$94	$440	($31)	($37)
Realized gain (loss)	(50)	118	(1,379)	8,926	(26)	112
Change in unrealized appreciation (depreciation) on investments	779	(2,227)	4,642	(18,421)	1,065	(2,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	691	(2,124)	3,357	(9,055)	1,008	(2,455)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24	42	125	254	50	45
Transfers between variable and fixed accounts, net	(117)	(892)	(580)	(5,655)	1,236	(2,257)
Contract maintenance charges	(56)	(131)	(230)	(357)	(29)	(27)
Contract benefits and terminations	(222)	(918)	(885)	(3,087)	(145)	(339)
Other	—	1	1	1	(—)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(371)	(1,898)	(1,569)	(8,844)	1,112	(2,578)

NET INCREASE (DECREASE) IN NET ASSETS	320	(4,022)	1,788	(17,899)	2,120	(5,033)

NET ASSETS
Beginning of Year	3,338	7,360	12,626	30,525	1,514	6,547

End of Year	$3,658	$3,338	$14,414	$12,626	$3,634	$1,514

	American Funds				Pacific Dynamix -
	Asset Allocation (1)		Multi-Strategy		Conservative Growth (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8		$1,072	($492)	$3
Realized gain (loss)	(163)		(2,185)	3,418	4
Change in unrealized appreciation (depreciation) on investments	118		5,835	(26,141)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(37)		4,722	(23,215)	10

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1		425	771	—
Transfers between variable and fixed accounts, net	998		(1,396)	(3,890)	367
Contract maintenance charges	(1)		(1,063)	(2,086)	(—)
Contract benefits and terminations	(47)		(1,849)	(5,181)	(6)
Other	(—)		19	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	951		(3,864)	(10,388)	360

NET INCREASE (DECREASE) IN NET ASSETS	914		858	(33,603)	370

NET ASSETS
Beginning of Year or Periods	—		24,920	58,523	—

End of Year or Periods	$914		$25,778	$24,920	$370

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Pacific Dynamix -		Pacific Dynamix -		AIM V.I. PowerShares ETF
	Moderate Growth (1)		Growth (1)		Allocation Series II (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4		$—		$1
Realized gain (loss)	4		7		(1)
Change in unrealized appreciation on investments	5		41		8

Net Increase in Net Assets Resulting from Operations	13		48		8

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—		—		—
Transfers between variable and fixed accounts, net	538		290		78
Contract maintenance charges	(—)		(—)		(—)
Contract benefits and terminations	(—)		(—)		(4)
Other	(1)		(—)		(—)

Net Increase in Net Assets Derived from Contract Owner Transactions	537		290		74

NET INCREASE IN NET ASSETS	550		338		82

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$550		$338		$82

	AllianceBernstein VPS Balanced		BlackRock Global Allocation		Franklin Templeton VIP Founding
	Wealth Strategy Class B (2)		V.I. Class III (3)		Funds Allocation Class 4 (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6)	$9	$133	$83	$23	$12
Realized loss	(82)	(73)	(482)	(2,240)	(162)	(341)
Change in unrealized appreciation (depreciation) on investments	528	(280)	2,778	(995)	515	(198)

Net Increase (Decrease) in Net Assets Resulting from Operations	440	(344)	2,429	(3,152)	376	(527)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10	1	435	300	37	2
Transfers between variable and fixed accounts, net	845	1,959	9,043	10,823	727	1,562
Contract maintenance charges	(14)	(23)	(57)	(68)	(12)	(23)
Contract benefits and terminations	(168)	(110)	(944)	(1,302)	(159)	(291)
Other	—	—	1	3	(1)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	673	1,827	8,478	9,756	592	1,250

NET INCREASE IN NET ASSETS	1,113	1,483	10,907	6,604	968	723

NET ASSETS
Beginning of Year or Periods	1,483	—	6,604	—	723	—

End of Year or Periods	$2,596	$1,483	$17,511	$6,604	$1,691	$723

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on May 6, 2008.

(3)	Operations commenced on May 1, 2008.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Period Ended
	December 31,	December 31,
	2009	2009
	GE Investments Total	Van Kampen LIT Global
	Return Class 3 (1)	Tactical Asset Allocation Class II (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2	$3
Realized gain	20	7
Change in unrealized appreciation on investments	2	10

Net Increase in Net Assets Resulting from Operations	24	20

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	36
Transfers between variable and fixed accounts, net	237	166
Contract maintenance charges	(—)	(—)
Contract benefits and terminations	(1)	(6)
Other	(—)	(—)

Net Increase in Net Assets Derived from Contract Owner Transactions	236	196

NET INCREASE IN NET ASSETS	260	216

NET ASSETS
Beginning of Periods	—	—

End of Periods	$260	$216

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Diversified Bond
2009	$10.72	3,158	$33,860	3.55%	1.25%	12.72%
2008	9.51	3,278	31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006 - 12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Floating Rate Loan
2009	$8.34	1,931	$16,110	4.68%	1.25%	22.76%
2008	6.80	1,721	11,698	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

High Yield Bond
2009	$31.56	1,499	$47,305	8.04%	1.25%	38.14%
2008	22.85	1,379	31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%
2005	27.20	2,560	69,615	7.05%	1.25%	1.10%

Inflation Managed
2009	$31.36	2,894	$90,764	3.98%	1.25%	19.30%
2008	26.29	3,358	88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)
2005	27.19	4,963	134,950	2.93%	1.25%	1.27%

Managed Bond
2009	$34.26	4,069	$139,415	6.63%	1.25%	19.51%
2008	28.67	4,581	131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%
2005	26.62	7,362	195,999	3.30%	1.25%	1.36%

Money Market
2009	$16.03	1,799	$28,835	0.23%	1.25%	(1.07%)
2008	16.20	3,663	59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%
2005	14.95	2,913	43,551	2.70%	1.25%	1.55%

Short Duration Bond
2009	$10.73	2,393	$25,663	2.93%	1.25%	7.31%
2008	10.00	2,810	28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%
2005	10.04	5,264	52,850	3.00%	1.25%	0.31%

American Funds Growth
2009	$10.76	1,953	$21,011	0.11%	1.25%	37.14%
2008	7.84	3,216	25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%
05/02/2005 - 12/31/2005	11.87	4,173	49,543	0.72%	1.25%	18.71%

American Funds Growth-Income
2009	$10.08	2,723	$27,441	1.18%	1.25%	29.11%
2008	7.81	3,136	24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%
05/02/2005 - 12/31/2005	10.90	2,736	29,808	1.62%	1.25%	8.96%

Comstock
2009	$9.01	3,552	$32,010	1.41%	1.25%	27.08%
2008	7.09	3,636	25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%
2005	10.33	3,841	39,659	1.37%	1.25%	3.07%

Diversified Research
2009	$10.18	1,309	$13,325	1.39%	1.25%	30.76%
2008	7.78	2,384	18,556	0.94%	1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%
2005	11.70	4,738	55,455	0.45%	1.25%	3.94%

See Notes to Financial Statements	See explanation of references on page J-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Equity
2009	$15.45	1,115	$17,227	0.94%	1.25%	33.55%
2008	11.57	1,294	14,977	0.48%	1.25%	(41.86%)
2007	19.90	1,575	31,337	0.21%	1.25%	4.94%
2006	18.96	1,841	34,907	0.33%	1.25%	7.30%
2005	17.67	2,466	43,577	0.24%	1.25%	5.21%

Equity Index
2009	$32.96	3,139	$103,465	1.78%	1.25%	24.79%
2008	26.41	2,917	77,034	1.83%	1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%
2005	36.01	5,326	191,778	1.36%	1.25%	3.37%

Focused 30
2009	$10.98	929	$10,202	0.00%	1.25%	48.56%
2008	7.39	1,499	11,079	0.05%	1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%
2005	9.44	1,073	10,124	1.11%	1.25%	20.56%

Growth LT
2009	$33.38	2,733	$91,223	1.06%	1.25%	35.58%
2008	24.62	3,140	77,296	0.48%	1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%
2005	34.12	5,683	193,910	0.23%	1.25%	6.34%

Large-Cap Growth (4)
2009	$5.92	3,284	$19,455	0.07%	1.25%	38.75%
2008	4.27	2,073	8,849	0.00%	1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)
2005	7.65	5,012	38,345	0.25%	1.25%	1.65%

Large-Cap Value
2009	$12.44	4,476	$55,701	2.07%	1.25%	21.60%
2008	10.23	4,201	42,996	1.63%	1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%
2005	13.39	5,857	78,401	0.99%	1.25%	4.83%

Long/Short Large-Cap
2009	$8.25	2,435	$20,078	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,696	11,101	0.88%	1.25%	(34.54%)

Main Street Core
2009	$28.34	2,282	$64,672	1.44%	1.25%	27.75%
2008	22.19	2,955	65,564	1.26%	1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%
2005	31.34	5,618	176,067	1.04%	1.25%	4.68%

Mid-Cap Equity (5)
2009	$18.71	2,171	$40,631	0.98%	1.25%	37.92%
2008	13.57	3,969	53,851	1.45%	1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%
2005	20.53	6,243	128,159	0.53%	1.25%	7.52%

Mid-Cap Growth
2009	$7.91	2,715	$21,485	0.35%	1.25%	57.35%
2008	5.03	2,455	12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%
2005	7.55	2,300	17,370	0.00%	1.25%	16.44%

Mid-Cap Value (6)
05/01/2009 - 12/31/2009	$13.13	1,252	$16,433	1.00%	1.25%	31.26%

Small-Cap Equity (7)
2009	$13.18	792	$10,440	0.69%	1.25%	28.60%
2008	10.25	955	9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%
05/02/2005 - 12/31/2005	11.44	420	4,800	0.95%	1.25%	14.41%

See Notes to Financial Statements	See explanation of references on page J-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Small-Cap Growth (8)
2009	$10.20	1,609	$16,406	0.00%	1.25%	45.61%
2008	7.00	1,998	13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%
2005	11.37	2,998	34,092	0.21%	1.25%	1.39%

Small-Cap Index
2009	$13.92	1,058	$14,723	1.14%	1.25%	26.60%
2008	11.00	1,323	14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%
2005	15.23	3,919	59,682	0.44%	1.25%	3.08%

Small-Cap Value
2009	$18.61	694	$12,911	2.41%	1.25%	25.60%
2008	14.82	838	12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%
2005	17.36	1,666	28,920	1.05%	1.25%	12.24%

Emerging Markets
2009	$26.32	1,586	$41,747	0.88%	1.25%	82.50%
2008	14.42	1,943	28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%
2005	17.28	4,248	73,418	1.01%	1.25%	39.72%

International Large-Cap
2009	$9.75	4,716	$45,970	1.53%	1.25%	31.95%
2008	7.39	6,010	44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%
2005	8.55	13,462	115,110	0.80%	1.25%	11.30%

International Small-Cap
2009	$6.96	1,682	$11,707	1.38%	1.25%	28.66%
2008	5.41	1,759	9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006 - 12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

International Value
2009	$15.71	4,493	$70,595	2.09%	1.25%	26.41%
2008	12.43	5,942	73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%
2005	18.51	9,000	166,561	1.77%	1.25%	8.07%

Health Sciences
2009	$11.54	317	$3,658	0.12%	1.25%	25.65%
2008	9.18	363	3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%
2005	10.54	933	9,833	0.00%	1.25%	13.86%

Real Estate
2009	$25.36	568	$14,414	2.06%	1.25%	30.63%
2008	19.42	650	12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%
2005	29.02	1,555	45,127	0.80%	1.25%	15.34%

Technology
2009	$5.06	719	$3,634	0.00%	1.25%	50.68%
2008	3.36	451	1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%
2005	5.36	1,499	8,030	0.00%	1.25%	20.20%

American Funds Asset Allocation (6)
02/05/2009 - 12/31/2009	$12.83	71	$914	2.64%	1.25%	25.86%

Multi-Strategy
2009	$24.24	1,063	$25,778	5.61%	1.25%	21.47%
2008	19.96	1,249	24,920	0.15%	1.25%	(45.67%)
2007	36.74	1,593	58,523	2.67%	1.25%	3.04%
2006	35.65	1,912	68,173	2.44%	1.25%	10.30%
2005	32.32	2,422	78,274	2.03%	1.25%	2.49%

See Notes to Financial Statements	See explanation of references on page J-18

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Pacific Dynamix — Conservative Growth (6)
05/13/2009 - 12/31/2009	$11.33	33	$370	4.97%	1.25%	12.67%

Pacific Dynamix — Moderate Growth (6)
08/12/2009 - 12/31/2009	$11.86	46	$550	4.63%	1.25%	7.39%

Pacific Dynamix — Growth (6)
05/04/2009 - 12/31/2009	$12.33	27	$338	1.32%	1.25%	20.04%

AIM V.I. PowerShares ETF Allocation Series II (6)
02/17/2009 - 12/31/2009	$13.36	6	$82	2.39%	1.25%	36.24%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2009	$8.70	298	$2,596	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	210	1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation VI Class III
2009	$9.45	1,854	$17,511	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	835	6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4
2009	$8.49	199	$1,691	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109	723	3.04%	1.25%	(34.26%)

GE Investments Total Return Class 3 (6)
02/19/2009 - 12/31/2009	$12.52	21	$260	3.64%	1.25%	28.72%

Van Kampen LIT Global Tactical Asset Allocation Class II (6)
02/12/2009 - 12/31/2009	$12.63	17	$216	4.54%	1.25%	25.09%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, it was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of forty-four subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., and Van Kampen Life Investment Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section I of this brochure.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following eight new Variable Accounts, all of which commenced operations during 2009:

Commenced
Variable Accounts	Operations on
Mid-Cap Value	May 1, 2009
American Funds Asset Allocation	February 5, 2009
Pacific Dynamix — Conservative Growth	May 13, 2009
Pacific Dynamix — Moderate Growth	August 12, 2009
Pacific Dynamix — Growth	May 4, 2009
AIM V.I. PowerShares ETF Allocation Series II	February 17, 2009
GE Investments Total Return Class 3*	February 19, 2009
Van Kampen LIT Global Tactical Asset Allocation Class II	February 12, 2009

*	All investments in GE Investments Total Return Class 4 were converted to GE Investments Total Return Class 3 on November 20, 2009.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through H of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.
     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the contract by rider. The charges for riders can range depending on the individual contract. These fees are assessed directly to each Contract owner account through a redemption of units and are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life.
     In addition to the Separate Account’s own net operating expenses, they also indirectly bear a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of PSF, which are included in Section F of this brochure. For the year ended December 31, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2009, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Diversified Bond	$5,416	$5,799
Floating Rate Loan	5,218	3,250
High Yield Bond	14,494	8,820
Inflation Managed	11,233	18,188
Managed Bond	23,782	22,923
Money Market	11,680	42,198
Short Duration Bond	6,177	9,977
American Funds Growth	7,298	13,561
American Funds Growth-Income	4,404	5,102
Comstock	3,639	4,371
Diversified Research	1,319	9,944
Equity	372	2,583
Equity Index	20,765	15,364
Focused 30	3,785	8,473
Growth LT	1,621	12,625
Large-Cap Growth	8,650	3,611
Large-Cap Value	10,702	8,115
Long/Short Large-Cap	6,720	2,157
Main Street Core	1,307	16,624
Mid-Cap Equity	3,162	28,453
Mid-Cap Growth	6,471	5,249
Mid-Cap Value (1)	15,655	1,828
Small-Cap Equity	2,652	4,383
Small-Cap Growth	2,816	5,993
Small-Cap Index	2,305	4,240
Small-Cap Value	3,454	5,194
Emerging Markets	10,502	11,525
International Large-Cap	1,538	10,887
International Small-Cap	1,631	2,199
International Value	3,089	20,736
Health Sciences	1,504	1,913
Real Estate	1,857	3,226
Technology	2,294	1,212
American Funds Asset Allocation (1)	3,845	2,887
Multi-Strategy	1,813	4,605
Pacific Dynamix — Conservative Growth (1)	373	6
Pacific Dynamix — Moderate Growth (1)	546	1
Pacific Dynamix — Growth (1)	299	2
AIM V.I. PowerShares ETF Allocation Series II (1)	89	14
AllianceBernstein VPS Balanced Wealth Strategy Class B	960	293
BlackRock Global Allocation V.I. Class III	11,052	2,440
Franklin Templeton VIP Founding Funds Allocation Class 4	919	303
GE Investments Total Return Class 3 (1)	505	268
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	225	19

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
 Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
 Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments in Section I of this brochure were characterized as Level 1 as defined in ASC 820.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2009 and 2008 were as follows (amounts in thousands):

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Diversified Bond	981	(1,101)	(120)	1,177	(1,845)	(668)
Floating Rate Loan	1,142	(932)	210	693	(710)	(17)
High Yield Bond	792	(672)	120	360	(604)	(244)
Inflation Managed	592	(1,056)	(464)	1,114	(2,050)	(936)
Managed Bond	828	(1,340)	(512)	1,120	(2,274)	(1,154)
Money Market	1,612	(3,476)	(1,864)	5,451	(4,471)	980
Short Duration Bond	936	(1,353)	(417)	1,241	(1,759)	(518)
American Funds Growth	582	(1,845)	(1,263)	1,765	(1,405)	360
American Funds Growth-Income	432	(845)	(413)	611	(1,619)	(1,008)
Comstock	841	(925)	(84)	746	(2,194)	(1,448)
Diversified Research	165	(1,240)	(1,075)	411	(1,578)	(1,167)
Equity	52	(231)	(179)	124	(405)	(281)
Equity Index	908	(686)	222	569	(861)	(292)
Focused 30	696	(1,266)	(570)	1,186	(1,513)	(327)
Growth LT	153	(560)	(407)	361	(913)	(552)
Large-Cap Growth	2,223	(1,012)	1,211	562	(1,273)	(711)
Large-Cap Value	1,421	(1,146)	275	696	(1,452)	(756)
Long/Short Large-Cap (1)	1,196	(457)	739	2,029	(333)	1,696
Main Street Core	145	(818)	(673)	305	(1,058)	(753)
Mid-Cap Equity	409	(2,207)	(1,798)	799	(1,639)	(840)
Mid-Cap Growth	1,430	(1,170)	260	1,358	(2,707)	(1,349)
Mid-Cap Value (2)	1,461	(209)	1,252
Small-Cap Equity	316	(479)	(163)	872	(502)	370
Small-Cap Growth	582	(971)	(389)	681	(838)	(157)
Small-Cap Index	173	(438)	(265)	315	(1,531)	(1,216)
Small-Cap Value	288	(432)	(144)	660	(712)	(52)
Emerging Markets	480	(837)	(357)	523	(1,136)	(613)
International Large-Cap	675	(1,969)	(1,294)	1,489	(2,824)	(1,335)
International Small-Cap	489	(566)	(77)	589	(792)	(203)
International Value	600	(2,049)	(1,449)	1,000	(1,972)	(972)
Health Sciences	175	(221)	(46)	385	(591)	(206)
Real Estate	177	(259)	(82)	224	(506)	(282)
Technology	629	(361)	268	504	(985)	(481)
American Funds Asset Allocation (2)	365	(294)	71
Multi-Strategy	72	(258)	(186)	81	(425)	(344)
Pacific Dynamix — Conservative Growth (2)	34	(1)	33
Pacific Dynamix — Moderate Growth (2)	46	—	46

(1)	Operations commenced on May 1, 2008.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pacific Dynamix — Growth (1)	28	(1)	27
AIM V.I. PowerShares ETF Allocation Series II (1)	7	(1)	6
AllianceBernstein VPS Balanced Wealth Strategy Class B (2)	135	(47)	88	316	(106)	210
BlackRock Global Allocation V.I. Class III (3)	1,523	(504)	1,019	2,499	(1,664)	835
Franklin Templeton VIP Founding Funds Allocation Class 4 (2)	142	(52)	90	329	(220)	109
GE Investments Total Return Class 3 (1)	43	(22)	21
Van Kampen LIT Global Tactical Asset Allocation Class II (1)	19	(2)	17

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on May 6, 2008.

(3)	Operations commenced on May 1, 2008.
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Variable Annuity Separate Account (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, AIM V.I. PowerShares ETF Allocation Series II, AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 4, GE Investments Total Return Class 3, and Van Kampen LIT Global Tactical Asset Allocation Class II Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

L-1

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Reports
as of December 31, 2009

•	Pacific Select Fund

•	Pacific Select Variable Annuity
Separate Account of
Pacific Life Insurance Company

Form No. 302-10A